Balance Sheet Components - Summary of Accrued and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Customer deposits	$ 71	$ 1,555
Accrued compensation	1,618	1,152
Uninvoiced receipts	1,947	2,254
Other	485	762
Total accrued and other current liabilities	$ 4,121	$ 5,723